Interest in Other Entities (Tables)	12 Months Ended
Dec. 31, 2023
Interest in Other Entities [Abstract]
Schedule of General Information	General information
	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2023
Jeffs’ Brands	Israel	34.11%	65.89%
Eventer	Israel	46.21%	53.79%
Fuel Doctor	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%
	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2022
Jeffs’ Brands	Israel	35.94%	64.06%
Eventer	Israel	46.21%	53.79%
Charging Robotics	Israel	100%	0%
GERD IP	USA	90%	10%
Gix Internet	Israel	42.25%	57.75%

Schedule of Non-Controlling Interests	Balance of non-controlling interests:
	December 31, 2023	December 31, 2022
	USD in thousands
Eventer	371	721
Jeffs’ Brands	5,628	7,199
Charging Robotics	-	91
Gix Internet	2,642	7,480
GERD IP	57	57
Fuel Doctor	161	-
	8,859	15,548

Schedule of profit (loss) attributed to non-controlling interest	Net income (loss) attributed to non-controlling interests:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands
Odysight.ai	-	-	(*) (892)
Eventer	(383)	(691)	(1,112)
Jeffs’ Brands	(1,989)	(396)	(795)
Gix Internet	(3,085)	(**) 687	-
GERD IP	-	7	51
Fuel Doctor	(250)	-	-
	(5,707)	(393)	(2,748)
(*)	On March 22, 2021, the Company’s holdings in Odysight.ai were diluted, therefore it was deconsolidated as of this date. For additional information see note 4C.
(**)	For the period from February 28, 2022, until December 31, 2022. For additional information see note 4F.

Schedule of Financial Information	The summarized financial information below is prior to eliminating intragroup balances and transactions.
	December 31, 2023	December 31, 2022
	USD in thousands
Current assets	4,232	11,033
Non-current assets	8,890	4,743
Current liabilities	4,342	5,133
Non-current liabilities	309	98

	December 31, 2023	December 31, 2022
	USD in thousands (*)
Current assets	14,400	26,481
Non-current assets	20,778	16,549
Current liabilities	23,555	29,529
Non-current liabilities	2,168	4,127
(*)	Translated according to the exchange rates at the date of each statement of financial position.

Schedule of Financial Information of Material Subsidiaries	Summarized financial information of material subsidiaries
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands
Revenues	10,008	5,859	6,509
Net loss for the year	(2,992)	(1,134)	(1,540)
Cash flows used in operating activities	(2,598)	(4,823)	(863)
Cash flows used in investing activities	(4,814)	(41)	(4,730)
Cash flows from (used in) financing activities	(156)	12,611	5,695
Net increase (decrease) in cash and cash equivalents	(8,137)	7,747	102
	Year ended December 31, 2023	February 28, 2022 – December 31, 2022 (**)
	USD in thousands (***)
Revenues	79,613	83,532
Net income (loss) for the period	(4,971)	414
Total comprehensive income (loss) for the period	(4,791)	913
Cash flows from operating activities	678	4,232
Cash flows from investing activities	19	13
Cash flows used in financing activities	(3,113)	(3,309)
Net increase (decrease) in cash and cash equivalents	(2,416)	809
(**)	Gix Internet was consolidated as of February 28, 2022. For additional information see note 4F.
(***)	Translated according to the average exchange rates for each period.

Schedule of Total Investment Accounted for Using the Equity Method	The following table summarizes the total investments accounted for using the equity method:
	December 31, 2023	December 31, 2022
	USD in thousands
Odysight.ai (1)	-	9,375
Parazero (4)	-	976
Laminera (note 4M)	-	1,176
Polyrizon (note 4H)	499	214
SciSparc Nutraceuticals (note 4E)	1,940	-
A.I Conversation Systems (note 4P)	76	-
Revoltz (note 4I)	110	151
Zig Miami 54 (note 4G)	370	-
	2,995	11,892
(1)	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).
(4)	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).

Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method	The following table summarizes the total share of loss (profit) of investments accounted for using the equity method:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
	USD in thousands
Odysight.ai (1)	660	1,360	1,401
Automax Ltd. (2)	-	-	(275)
Gix Internet (3)	-	215	822
Parazero (4)	544	615	-
Laminera (note 4M)	1,176	157	-
SciSparc Nutraceuticals (note 4E)	1,249	-	-
Polyrizon (note 4H)	209	234	74
Elbit Imaging Ltd. (5)	-	36	83
A.I Conversation Systems (6)	158	-	-
Revoltz (note 4I)	26	42	44
Zig Miami 54 (note 4G)	85	-	-
	4,107	2,659	2,149
(1)	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).
(2)	Automax Ltd. investment was accounted for as assets at fair value through profit or loss from March 9, 2021.
(3)	Gix Internet was consolidated from February 28, 2022 (note 4F).
(4)	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).
(5)	Elbit Imaging Ltd. investment was accounted for as assets at fair value through profit or loss from October 18, 2022.
(6)	A.I Conversation Systems investment was accounted for as assets at fair value through profit or loss until September 5, 2023 (note 4M).

Schedule of Company’s Rights in Share Capital and Voting Rights	This table summarize the Company’s rights in share capital and voting rights:
	Main place of the	Company rights in share capital and voting rights
	business	%
December 31, 2023
Laminera	Israel	19.70%
Polyrizon	Israel	38.76%
SciSparc Nutraceuticals	USA	49%
A.I Conversation Systems	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

December 31, 2022
Parazero	Israel	40.35%
Laminera	Israel	19.70%
Polyrizon	Israel	37.03%
Odysight.ai	Israel	27.02%
Fuel Doctor	Israel	28.63%
Revoltz	Israel	19.90%

Schedule of Fair Value of Investments Accounted for Using the Equity Method	Fair value of investments accounted for using the equity method for which there is a market price on the stock exchange:
	December 31, 2023		December 31, 2022
	Carrying amount	Quoted fair value	Carrying amount	Quoted fair value
	USD in thousands
Odysight.ai (*)	-	-	9,375	9,623
A.I Conversation System	76	882	-	-
(*)	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023. See note 4C.

Schedule of Activity in Investment Account	Activity in investment account:
January 1, 2023- March 21, 2023
USD in thousands
Investment as of January 1, 2023	9,375
Loss for the period	(660)
Balance as of March 21, 2023	8,715
Loss as a result of transition to FVTPL	(2,941)
Fair value of the investment as of March 21, 2023	5,774

January 1, 2022 - December 31, 2022
USD in thousands
Investment as of January 1, 2022	10,735
Loss for the year	(1,360)
Investment as of December 31, 2022	9,375
Activity in investment account:
February 23, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Purchase on February 23, 2023	3,189
Loss for the period	(1,249)
Balance as of December 31, 2023	1,940

The activity in the investment in Zig Miami 54 account was as follows:
December 15, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Investment Purchase Price	455
Loss for the period	(85)
Balance as of December 31, 2023	370

The activity in the investment account of Polyrizon during the years ended December 31, 2023, and 2022, was as follows:
For the year ended December 31, 2023
USD in thousands
Balance as of January 1, 2023	214
Loss for the year	(209)
Additional purchase on June 20, 2023	180
Conversion of SAFEs into shares	314
Balance as of December 31, 2023	499

For the year ended December 31, 2022
USD in thousands
Balance as of January 1, 2022	447
Loss for the year	(233)
Balance as of December 31, 2022	214
Activity in investment account:
January 1, 2023- October 30, 2023
USD in thousands
Investment as of January 1, 2023	976
Additional investment on July 31, 2023	1,575
Conversion of SAFEs into shares	651
Loss for the period	(544)
Balance as of October 30, 2023	2,658
Gain as a result of transition to FVTPL	714
Fair value of the investment as of October 30, 2023	3,372
February 2, 2022- December 31, 2022
USD in thousands
Balance as of February 2, 2022	1,595
Loss for the period	(619)
Balance as of December 31, 2022	976

Activity in investment account:
January 1, 2023 - December 31, 2023
USD in thousands
Balance as of January 1, 2023	1,176
Loss for the year	(1,176)
Balance as of December 31, 2023	-
March 31, 2022- December 31, 2022
USD in thousands
Balance as of March 31, 2022	1,333
Loss for the period	(157)
Balance as of December 31, 2022	1,176
The activity in the investment account of A.I Conversation Systems was as follows:
September 5, 2023 - December 31, 2023
USD in thousands
Balance as of September 5, 2023	234
Loss for the period	(158)
Balance as of December 31, 2023	76

Schedule of Reconciliation to Carrying Amounts	Reconciliation to carrying amounts:
December 31, 2022
USD in thousands

Equity attributable to Odysight.ai shareholders’ as of December 31, 2022	11,785
Adjustments to Equity	(1,628)
Equity As adjusted as of December 31, 2022	10,157
Group share in %	27.02%
Group share	2,744
Balance of excess cost:
Technology, net of deferred tax	1,023
Goodwill	5,608
Balance as of December 31, 2022	9,375

December 31, 2022
USD in thousands

Equity attributable to Laminera shareholders’ as of December 31, 2022	481
Adjustments to equity	(339)
Equity as adjusted as of December 31,2022	142
Groups share in %	19.70%
Group share	28
Balance of excess cost:
IPR&D	252
Goodwill	896
Balance as of December 31, 2022	1,176

Schedule of Short Term Loans	Short term loans:
	December 31, 2023	December 31, 2022
	USD in thousands
Short term bank loans	8,952	5,025
Current maturities of long-term bank loans	-	1,500
	8,952	6,525

Schedule of Long Term Loans	Long term loans:
	December 31, 2023	December 31, 2022
	USD in thousands
Long term bank loans	-	2,881
Loans from others	234	-
	234	2,881

Schedule of Allocation of the Additional Purchase Price	The table set forth below summarizes the allocation of the additional purchase price between tangible and intangible assets acquired and liabilities assumed:
June 20, 2023
USD in thousands

Cash consideration	120
Share consideration	60
Fair value of shares upon conversion of the SAFEs	314
Total consideration	494

Polyrizon equity as of June 20, 2023	245
Group’s share in %	3.19%

Group’s share	8
Excess to allocate	486

Excess purchase price to allocate to IPR&D, net of deferred taxes	46
Goodwill	440
Total	486

Schedule of Purchase Price Allocation	Purchase price allocation summary following a purchase of shares on February 2, 2022:
February 2, 2022
USD in thousands

Purchase price	1,595
Adjusted equity	(252)
Excess to allocate	1,847

Excess purchase price to allocate to technology	745
Goodwill	1,102
Total	1,847
Purchase price allocation summary following a purchase of shares on March 31, 2022:
March 31, 2022
USD in thousands

Cash consideration	300
Share consideration	400
Fair value of former holdings	633
Total consideration	1,333
Adjusted equity	(164)
Excess to allocate	1,169

Excess purchase price to allocate to IPR&D, net of deferred taxes	273
Goodwill	896
Total	1,169
Purchase price allocation summary following the loan conversion on September 5, 2023:
September 5, 2023
USD in thousands

Fair value of converted shares as of September 5, 2023	721
Fair value of former holdings	43
Total consideration	764

Adjusted equity	649
Group’s share in %	36.08%

Group’s share	234
Excess to allocate	530